Earnings per share	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Earnings per share
Note 31. Earnings per share

	2024 A$‘000	2023 A$‘000	2022 A$‘000

Earnings per share for losses from continuing operations

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(26,778)	(20,465)	(25,014)

Loss after income tax attributable to the owners of Kazia Therapeutics Limited	(26,778)	(20,465)	(25,014)

	Number	Number	Number

Weighted average number of ordinary shares used in calculating basic and diluted earnings per share	263,676,313	184,284,350	132,467,686

	Cents	Cents	Cents

Basic and diluted earnings per share	(10.16)	(11.23)	(18.88)
The number of unissued shares under option that have been excluded from the diluted EPS are 36,180,000 (2024), 14,780,000 (2023), and 8,655,500 (2022).